CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OPERATING REVENUES
Casino	$ 4,176,667	$ 3,767,291	$ 4,654,184
Rooms	265,289	199,727	136,427
Food and beverage	177,515	126,848	84,895
Entertainment, retail and others	197,011	117,543	108,417
Gross revenues	4,816,482	4,211,409	4,983,923
Less: promotional allowances	(297,086)	(236,609)	(181,614)
Net revenues	4,519,396	3,974,800	4,802,309
OPERATING COSTS AND EXPENSES
Casino	(2,904,922)	(2,654,760)	(3,246,404)
Rooms	(33,218)	(23,419)	(12,669)
Food and beverage	(65,781)	(43,295)	(23,513)
Entertainment, retail and others	(109,817)	(77,506)	(62,073)
General and administrative	(446,591)	(383,874)	(311,696)
Payments to the Philippine Parties	(34,403)	(16,547)	(870)
Pre-opening costs	(3,883)	(168,172)	(93,970)
Development costs	(95)	(110)	(10,734)
Amortization of gaming subconcession	(57,237)	(57,237)	(57,237)
Amortization of land use rights	(22,816)	(54,056)	(64,471)
Depreciation and amortization	(472,219)	(359,341)	(246,686)
Property charges and others	(5,298)	(38,068)	(8,698)
Gain on disposal of assets held for sale	0	0	22,072
Total operating costs and expenses	(4,156,280)	(3,876,385)	(4,116,949)
OPERATING INCOME	363,116	98,415	685,360
NON-OPERATING INCOME (EXPENSES)
Interest income	5,951	13,900	20,025
Interest expenses, net of capitalized interest	(223,567)	(118,330)	(124,090)
Amortization of deferred financing costs	(48,345)	(38,511)	(28,055)
Loan commitment and other finance fees	(7,451)	(7,328)	(18,976)
Foreign exchange gains (losses), net	7,356	(2,156)	(6,155)
Other income, net	3,572	2,317	2,313
Loss on extinguishment of debt	(17,435)	(481)	0
Costs associated with debt modification	(8,101)	(7,603)	0
Total non-operating expenses, net	(288,020)	(158,192)	(154,938)
INCOME (LOSS) BEFORE INCOME TAX	75,096	(59,777)	530,422
INCOME TAX EXPENSE	(8,178)	(1,031)	(3,036)
NET INCOME (LOSS)	66,918	(60,808)	527,386
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	108,988	166,555	80,894
NET INCOME ATTRIBUTABLE TO MELCO RESORTS & ENTERTAINMENT LIMITED	$ 175,906	$ 105,747	$ 608,280
NET INCOME ATTRIBUTABLE TO MELCO RESORTS & ENTERTAINMENT LIMITED PER SHARE:
Basic	$ 0.116	$ 0.065	$ 0.369
Diluted	$ 0.115	$ 0.065	$ 0.366
WEIGHTED AVERAGE SHARES OUTSTANDING USED IN NET INCOME ATTRIBUTABLE TO MELCO RESORTS & ENTERTAINMENT LIMITED PER SHARE CALCULATION:
Basic	1,516,714,277	1,617,263,041	1,647,571,547
Diluted	1,525,284,272	1,627,108,770	1,660,503,130